united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.3%
	AEROSPACE / DEFENSE - 1.0%
25,152	Arconic, Inc.	$ 753,302

	AIRLINES - 0.9%
8,778	United Airlines Holdings, Inc. *	656,594

	AUTO MANUFACTURERS - 0.9%
4,314	Cummins, Inc.	690,111

	AUTO PARTS & EQUIPMENT - 0.9%
15,936	Allison Transmission Holdings, Inc.	704,371

	BANKS - 6.8%
22,042	Bank of America Corp.	723,639
9,706	Citigroup, Inc.	722,224
11,388	Commerce Bancshares, Inc.	770,512
1,452	First Citizens BancShares, Inc.	764,943
5,567	JPMorgan Chase & Co.	736,848
7,279	Northern Trust Corp.	711,959
4,855	PNC Financial Services Group, Inc.	721,210
		5,151,335
	BIOTECHNOLOGY - 0.9%
3,227	Amgen, Inc.	697,193

	BUILDING MATERIALS - 3.0%
19,059	Johnson Controls International PLC	751,878
3,175	Lennox International, Inc.	739,712
16,111	Masco Corp.	765,595
		2,257,185
	CHEMICALS - 0.9%
6,311	Celanese Corp.	653,189

	COMMERCIAL SERVICES - 0.8%
4,614	United Rentals, Inc. *	626,074

	COMPUTERS - 4.0%
10,726	Amdocs Ltd.	771,736
2,647	Apple, Inc.	819,273
48,876	Hewlett Packard Enterprise Co.	680,843
7,874	Leidos Holdings, Inc.	791,101
		3,062,953
	DISTRIBUTION / WHOLESALE - 1.8%
21,728	LKQ Corp. *	710,180
2,293	WW Grainger, Inc.	694,022
		1,404,202
	DIVERSIFIED FINANCIAL SERVICES - 10.3%
25,310	Ally Financial, Inc.	810,679
6,234	American Express Co.	809,610
4,644	Ameriprise Financial, Inc.	768,164
9,132	Discover Financial Services	686,087
8,365	LPL Financial Holdings, Inc.	770,667
56,506	Navient Corp.	812,556
33,141	Santander Consumer USA Holdings, Inc.	882,213
21,474	Synchrony Financial	695,972
4,138	Visa, Inc.	823,338
28,882	Western Union Co.	776,926
		7,836,212
	ELECTRIC - 2.1%
11,952	Evergy, Inc.	862,456
19,501	NRG Energy, Inc.	719,392
		1,581,848
	ELECTRONICS - 2.9%
9,088	Agilent Technologies, Inc.	750,305
976	Mettler-Toledo International, Inc. *	739,008
3,303	Waters Corp. *	739,178
		2,228,491
	ENGINEERING AND CONSTRUCTION - 1.0%
8,604	Jacobs Engineering Group, Inc.	796,128

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.3% (Continued)
	HEALTHCARE - PRODUCTS - 2.0%
2,775	Align Technology, Inc. *	$ 713,453
11,596	Henry Schein, Inc. *	799,428
		1,512,881
	HEALTHCARE - SERVICES - 3.0%
10,373	DaVita, Inc. *	828,492
2,124	Humana, Inc.	714,174
5,410	Universal Health Services, Inc.	741,765
		2,284,431
	HOME BUILDERS - 2.4%
13,844	Lennar Corp.	918,688
19,919	PulteGroup, Inc.	889,383
		1,808,071
	INSURANCE - 7.1%
6,909	Allstate Corp.	818,993
3,727	Aon PLC	820,872
15,744	Assured Guaranty Ltd.	721,705
5,649	Hanover Insurance Group, Inc.	782,838
54,528	MGIC Investment Corp.	751,941
5,890	Primerica, Inc.	698,318
12,765	Voya Financial, Inc.	762,453
		5,357,120
	INTERNET - 4.0%
5,440	CDW Corp.	709,648
21,645	eBay, Inc.	726,406
17,511	Etsy, Inc. *	854,712
11,410	GoDaddy, Inc. *	766,866
		3,057,632
	LEISURE TIME - 2.2%
12,824	Brunswick Corp.	805,988
10,333	Planet Fitness, Inc. *	834,803
		1,640,791
	LODGING - 4.8%
6,972	Hilton Worldwide Holdings, Inc.	751,582
8,608	Hyatt Hotels Corp.	727,720
5,118	Marriott International, Inc.	716,827
23,081	MGM Resorts International	716,896
14,871	Wyndham Destinations, Inc.	721,690
		3,634,715
	MACHINERY-CONSTRUCTION AND MINING - 0.9%
8,156	Oshkosh Corp.	701,742

	MACHINERY-DIVERSIFIED - 1.0%
3,805	Rockwell Automation, Inc.	729,266

	MEDIA - 3.1%
28,269	Altice USA, Inc. *	773,440
1,592	Charter Communications, Inc. *	823,796
108,558	Sirius XM Holdings, Inc.	767,505
		2,364,741
	MISCELLANEOUS MANUFACTURING- 1.0%
8,154	Eaton Corp PLC	770,308

	OFFICE/BUSINESS EQUIPMENT - 1.0%
20,998	Xerox Holdings Corp.	746,899

	OIL & GAS - 0.9%
8,276	Valero Energy Corp.	697,750

LeaderShares® AlphaFactor® US Core Equity ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2020
Shares		Fair Value
	COMMON STOCK - 99.3% (Continued)
	PHARMACEUTICALS - 2.0%
5,616	McKesson Corp.	$ 800,898
6,982	PRA Health Sciences, Inc. *	707,346
		1,508,244
	RETAIL - 9.5%
4,840	Advance Auto Parts, Inc.	637,670
651	AutoZone, Inc. *	688,732
8,809	Best Buy Co., Inc.	746,034
15,657	Dick's Sporting Goods, Inc.	692,509
6,514	Lowe's Cos., Inc.	757,187
1,767	O'Reilly Automotive, Inc. *	717,579
15,356	Penske Automotive Group, Inc.	721,271
6,661	Ross Stores, Inc.	747,298
8,808	Starbucks Corp.	747,183
8,312	Tractor Supply Co.	772,600
		7,228,063
	SEMICONDUCTORS - 7.9%
12,768	Applied Materials, Inc.	740,416
12,928	Intel Corp.	826,487
4,371	KLA Corp.	724,450
2,668	Lam Research Corp.	795,624
6,653	Qorvo, Inc. *	704,287
8,755	QUALCOMM, Inc.	746,889
6,405	Skyworks Solutions, Inc.	724,726
11,354	Teradyne, Inc.	749,250
		6,012,129
	SOFTWARE - 4.2%
10,597	Cerner Corp.	761,183
6,978	Citrix Systems, Inc.	845,873
7,242	Electronic Arts, Inc. *	781,557
14,652	Oracle Corp.	768,497
		3,157,110
	TELECOMMUNICATIONS - 0.9%
4,080	Ubiquiti, Inc.	666,754

	TRANSPORTATION - 3.2%
10,680	CSX Corp.	815,311
3,993	Norfolk Southern Corp.	831,383
4,293	Union Pacific Corp.	770,250
		2,416,944

	TOTAL COMMON STOCK (Cost - $74,489,050)	75,394,779

	TOTAL INVESTMENTS - 99.3% (Cost - $74,489,050)	$ 75,394,779
	CASH, OTHER ASSETS AND LIABILITIES - NET - 0.7%	517,666
	TOTAL NET ASSETS - 100.0%	$ 75,912,445

* Non-Income producing security.
PLC - Public Limited Company

Leadershares AlphaFactor® US Core Equity ETF Fund
Notes to Portfolio of Investments (Unaudited)
January 31, 2020

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds- The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds").  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies.  The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the nt asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - The applicable investments are valued collectively via inputs from each group within the fair value teams. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Leadershares AlphaFactor® US Core Equity ETF Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
January 31, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2020 for the Funds' assets and liabilities measured at fair value:

Leadership AlphaFactor® US Core Equity ETF Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 75,394,779	$ -	$ -	$ 75,394,779
Total	$ 75,394,779	$ -	$ -	$ 75,394,779

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at January 31, 2020, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Leadershares AlphaFactor® US Core Equity ETF Fund	$ 74,513,183	$ 3,120,752	$ (2,239,156)	$ 881,596

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/20/2020

By

*/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/20/2020